Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	59 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Jul. 16, 2019	May 31, 2019	May 31, 2018	May 31, 2017	Dec. 14, 2016	May 31, 2016	May 31, 2015	May 31, 2014
C000001737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class C/JHYCX)
Account Value	$ 12,483.519429	$ 12,483.519429	$ 12,483.519429	$ 12,483.519429	$ 12,483.519429	$ 11,525.700309	$ 11,654.563536	$ 12,410.924493	$ 10,919.665905		$ 11,126.506322	$ 10,731.051307	$ 10,641.510024		$ 9,479.188263	$ 9,749.1774	$ 10,000
Average Annual Return, Percent	7.31%		2.33%		2.24%
C000001737 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class C/JHYCX)—excluding sales charge
Average Annual Return, Percent	8.31%		2.33%		2.24%
C000193020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Government Income Fund (Class R6/JTSRX)
Account Value	$ 1,015,202.971402	1,015,202.971402	$ 1,015,202.971402	1,015,202.971402	$ 1,015,202.971402	1,023,752.213524	1,059,807.632234	1,148,427.660452	1,193,282.629449		1,086,287.275987	1,028,032.586135	1,039,601.615986		1,039,418.854969	1,019,284.8	1,000,000
Average Annual Return, Percent	(0.84%)		(1.34%)		0.15%
C000213125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class R6/JSNRX)
Account Value	$ 1,111,258.510633	$ 1,111,258.510633	$ 1,111,258.510633	1,111,258.510633	$ 1,111,258.510633	1,050,770.397806	1,035,916.842012	1,067,311.302334	1,018,785.84	$ 1,000,000
Average Annual Return, Percent	5.76%	2.19%
C000213126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class A/JSNAX)
Account Value	$ 10,664.131388	$ 10,664.131388	10,664.131388	10,664.131388	10,664.131388	10,130.685937	10,022.478746	10,363.078739	9,927.706516	9,775
Average Annual Return, Percent	2.92%	1.33%
C000213126 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge
Average Annual Return, Percent	5.27%	1.80%
C000213128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class I/JSNIX)
Account Value	$ 275,990.668532	$ 275,990.668532	275,990.668532	275,990.668532	275,990.668532	261,527.59618	258,105.950126	266,187.075642	254,372.26	250,000
Average Annual Return, Percent	5.53%	2.05%
C000001660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Government Income Fund (Class C/TCGIX)
Account Value	$ 9,193.696064	$ 9,193.696064	$ 9,193.696064	9,193.696064	$ 9,193.696064	9,363.923198	9,803.236005	10,748.806114	11,302.849294		10,403.560241	9,943.070401	10,158.580003		10,236.63826	10,126.2004	10,000
Average Annual Return, Percent	(2.77%)		(2.44%)		(0.84%)
C000001660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Government Income Fund (Class C/TCGIX)—excluding sales charge
Average Annual Return, Percent	(1.82%)		(2.44%)		(0.84%)
C000153916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class R2/JIGBX)
Account Value	$ 11,142.253295	11,142.253295	$ 11,142.253295	11,142.253295	$ 11,142.253295	10,971.9919	11,261.377084	12,425.341034	12,203.311184		11,344.474455	10,693.858298	10,758.96694		10,522.99406	10,294.7526	10,000
Average Annual Return, Percent	1.55%		(0.36%)		1.09%
C000153917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class R4/JIGMX)
Account Value	$ 11,378.972598	11,378.972598	$ 11,378.972598	11,378.972598	$ 11,378.972598	11,180.280016	11,446.693098	12,609.881532	12,342.591965		11,447.167083	10,774.663244	10,799.877286		10,540.553014	10,296.4799	10,000
Average Annual Return, Percent	1.78%		(0.12%)		1.30%
C000001738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class A/TAUSX)
Account Value	$ 10,788.823008	10,788.823008	$ 10,788.823008	10,788.823008	$ 10,788.823008	10,624.464769	10,889.48243	11,997.628114	11,766.43381		10,925.085543	10,283.198135	10,319.499865		10,093.517514	9,882.831072	9,600
Average Annual Return, Percent	(2.52%)		(1.07%)		0.76%
C000001738 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge
Average Annual Return, Percent	1.55%		(0.25%)		1.17%
C000176015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Core Bond Fund (Class I/JBOIX)
Account Value	$ 273,897.223536	273,897.223536	$ 273,897.223536	$ 273,897.223536	$ 273,897.223536	266,061.179048	267,773.386346	287,394.473829	286,426.375594		266,884.216529	253,477.39894	256,185.2825	$ 250,000
Average Annual Return, Percent	2.95%		0.52%	1.23%
C000051988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class I/JYHIX)
Account Value	$ 345,709.4008	345,709.4008	$ 345,709.4008	$ 345,709.4008	$ 345,709.4008	316,019.8047	316,361.0254	333,551.4288	290,563.9053		292,260.498	279,951.4793	274,118.4015		241,679.1845	246,796.8	250,000
Average Annual Return, Percent	9.39%		3.42%		3.29%
C000106437 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class R6/JFHYX)
Account Value	$ 1,378,080.742127	1,378,080.742127	$ 1,378,080.742127	1,378,080.742127	$ 1,378,080.742127	1,262,493.676452	1,262,553.231088	1,329,729.461425	1,157,155.119264		1,162,613.368131	1,109,134.644451	1,088,117.833477		962,389.439002	982,325.78	1,000,000
Average Annual Return, Percent	9.16%		3.46%		3.26%
C000176013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Core Bond Fund (Class A/JBOAX)
Account Value	$ 10,324.251623	10,324.251623	$ 10,324.251623	$ 10,324.251623	$ 10,324.251623	10,054.048369	10,143.942977	10,912.43037	10,915.660096		10,186.597376	9,697.404716	9,825.680448	9,600
Average Annual Return, Percent	(1.42%)		(0.54%)	0.42%
C000176013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Core Bond Fund (Class A/JBOAX)—excluding sales charge
Average Annual Return, Percent	2.69%		0.27%	0.98%
C000176019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ESG Core Bond Fund (Class R6/JBORX)
Account Value	$ 1,104,183.0645	1,104,183.0645	$ 1,104,183.0645	$ 1,104,183.0645	1,104,183.0645	1,072,695.180887	1,077,255.634892	1,154,971.656454	1,150,944.971885		1,070,237.784065	1,015,308.10289	1,025,172.58	1,000,000
Average Annual Return, Percent	2.94%		0.63%	1.34%
C000001740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class C/TCUSX)
Account Value	$ 10,417.686168	10,417.686168	$ 10,417.686168	$ 10,417.686168	$ 10,417.686168	10,336.102587	10,673.847126	11,848.82311	11,708.094276		10,952.318068	10,395.758673	10,510.69002		10,347.91993	10,208.1871	10,000
Average Annual Return, Percent	(0.19%)		(1.00%)		0.41%
C000001740 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge
Average Annual Return, Percent	0.79%		(1.00%)		0.41%
C000001741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class I/TIUSX)
Account Value	$ 288,135.852017	288,135.852017	$ 288,135.852017	288,135.852017	$ 288,135.852017	282,722.063762	289,050.577575	317,961.276601	310,775.199899		287,837.096153	270,564.313659	270,859.984418		263,985.907539	257,800.1225	250,000
Average Annual Return, Percent	1.91%		0.02%		1.43%
C000001735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class A/JHHBX)
Account Value	$ 12,917	12,917	$ 12,917	12,917	$ 12,917	11,837	11,880	12,556	10,965		11,090	10,616	10,449		9,239	9,430	9,600
Average Annual Return, Percent	4.82%		2.26%		2.60%
C000001735 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class A/JHHBX)—excluding sales charge
Average Annual Return, Percent	9.12%		3.10%		3.01%
C000173133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Government Income Fund (Class I/JGIFX)
Account Value	$ 252,740.228514	252,740.228514	$ 252,740.228514	252,740.228514	$ 252,740.228514	255,165.090437	264,437.230213	287,152.110784	298,373.245264		271,913.440791	257,627.096012	260,600.213486		259,854.71629	254,821.2	250,000
Average Annual Return, Percent	(0.95%)		(1.45%)		0.11%
C000213124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class NAV)
Account Value	$ 11,103.879852	$ 11,103.879852	$ 11,103.879852	11,103.879852	$ 11,103.879852	10,509.682279	10,359.926128	10,672.593303	10,187.5602	10,000
Average Annual Return, Percent	5.65%	2.17%
C000213127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class C/JSNCX)
Account Value	$ 10,529.65123	$ 10,529.65123	10,529.65123	10,529.65123	10,529.65123	10,067.84421	10,046.05325	10,454.37958	10,089.73646	10,000
Average Annual Return, Percent	3.59%	1.06%
C000213127 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge
Average Annual Return, Percent	4.59%	1.06%
C000001658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Government Income Fund (Class A/JHGIX)
Account Value	$ 9,525.812744	$ 9,525.812744	$ 9,525.812744	9,525.812744	$ 9,525.812744	9,641.592164	10,017.657948	10,905.851071	11,369.909848		10,382.783145	9,845.398829	9,980.175612		9,978.421106	9,785.13408	9,600
Average Annual Return, Percent	(5.20%)		(2.51%)		(0.48%)
C000001658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Government Income Fund (Class A/JHGIX)—excluding sales charge
Average Annual Return, Percent	(1.20%)		(1.71%)		(0.08%)
C000128461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Fund (Class NAV)
Account Value	$ 13,956.762778	13,956.762778	$ 13,956.762778	13,956.762778	$ 13,956.762778	12,785.671591	12,785.240473	13,464.791536	11,715.612512		11,769.491124	11,259.557476	11,013.125899		9,697.76678	9,888.6909	10,000
Average Annual Return, Percent	9.16%		3.47%		3.39%
C000153918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Grade Bond Fund (Class R6/JIGEX)
Account Value	$ 1,162,778.025409	1,162,778.025409	$ 1,162,778.025409	1,162,778.025409	$ 1,162,778.025409	1,139,645.031901	1,163,898.179214	1,278,961.807106	1,248,726.992317		1,156,382.120658	1,084,705.365031	1,084,801.662875		1,057,107.497236	1,029,934.94	1,000,000
Average Annual Return, Percent	2.03%		0.11%		1.52%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,817.701419	$ 9,817.701419	$ 9,817.701419	9,817.701419	$ 9,817.701419	9,691.180059	9,903.390505	10,790.597887	10,834.4624	10,000	11,426.455538	10,739.093016	10,779.475951		10,611.977349	10,303.4048	10,000
Average Annual Return, Percent	1.31%	(0.38%)	(0.17%)		1.26%
Bloomberg U S Aggregate 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Account Value						10,163.121983	10,139.978294	10,459.415754	10,391.6966	$ 10,000
Average Annual Return, Percent	3.92%	1.13%
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 10,839.822696	$ 10,839.822696	$ 10,839.822696	10,839.822696	$ 10,839.822696	10,855.445745	11,100.47576	11,993.535005	12,442.266852		11,184.850019	10,526.359793	10,611.26926		10,603.947764	10,301.0157	10,000
Average Annual Return, Percent	(0.14%)		(0.62%)		0.81%
Bloomberg U S Intermediate Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Index
Account Value	$ 11,138.381888	11,138.381888	$ 11,138.381888	$ 11,138.381888	$ 11,138.381888	10,849.219591	10,907.013127	11,623.174439	11,539.174556		10,724.171516	10,143.038883	10,213.8185	$ 10,000
Average Annual Return, Percent	2.67%		0.76%	1.45%
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,089	$ 15,089	$ 15,089	$ 15,089	$ 15,089	$ 13,573	$ 13,595	$ 14,311	$ 12,425		$ 12,382	$ 11,751	$ 11,489		$ 10,091	$ 10,184	$ 10,000
Average Annual Return, Percent	11.17%		4.03%		4.20%